united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017
Shares		Value
	COMMON STOCKS - 98.2%
	AEROSPACE & DEFENSE - 4.7%
3,574	General Dynamics Corp.	$ 727,130
5,118	Raytheon Co.	961,416
		1,688,546
	AUTOMOTIVE - 1.8%
50,610	Ford Motor Co.	632,119

	BANKS - 6.7%
30,864	Bank of America Corp.	911,105
12,330	SunTrust Banks, Inc.	796,395
13,364	US Bancorp	716,043
		2,423,543
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.9%
6,242	Johnson & Johnson	872,132
15,879	Merck & Co., Inc.	893,511
		1,765,643
	CHEMICALS - 4.2%
3,388	3M Company	797,434
6,586	LyondellBasell Industries N.V.	726,568
		1,524,002
	CONSUMER PRODUCTS - 4.7%
5,080	Constellation Brands, Inc.	1,161,136
6,816	Kraft Heinz Co.	530,012
		1,691,148
	ELECTRICAL EQUIPMENT - 2.5%
12,496	Fortive Corp.	904,086

	GAMING, LODGING & RESTAURANTS - 2.7%
14,577	Carnival Corp.	967,476

	HARDWARE - 5.9%
6,165	Apple, Inc.	1,043,303
28,528	Cisco Systems, Inc.	1,092,622
		2,135,925
	HEALTHCARE FACILITIES & SERVICES - 5.9%
4,914	Aetna, Inc.	886,436
5,514	UnitedHealth Group, Inc.	1,215,616
		2,102,052
	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
9,343	Northern Trust Corp.	933,272

	INSURANCE - 2.6%
6,382	Chubb Ltd.	932,602

	MEDIA - 5.9%
536	Alphabet, Inc. - Class A *	560,870
536	Alphabet, Inc. - Class C *	564,623
29,230	Twenty-First Century Fox, Inc.	1,009,312
		2,134,805

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 5.2%
9,650	Danaher Corp.	$ 895,713
5,055	Thermo Fisher Scientific. Inc,	959,843
		1,855,556
	OIL, GAS & COAL - 5.4%
5,833	Chevron Corp.	730,233
4,787	Concho Resources, Inc. *	719,103
5,706	Exxon Mobil Corp.	477,250
		1,926,586
	REAL ESTATE INVESTMENT TRUST (REIT) - 2.0%
8,948	Vornado Realty Trust	699,555

	RETAIL - CONSUMER STAPLES - 4.8%
10,518	CVS Health Corp.	762,555
9,841	Wal-Mart Stores, Inc.	971,799
		1,734,354
	RETAIL - DISCRETIONARY - 6.9%
25,796	eBay, Inc. *	973,541
4,416	The Home Depot Inc.	836,964
8,986	TJX Cos., Inc.	687,070
		2,497,575
	SEMICONDUCTORS - 5.0%
19,963	Micron Technology, Inc. *	820,879
9,331	Texas Instruments, Inc.	974,530
		1,795,409
	SOFTWARE - 2.1%
15,968	Oracle Corp.	754,967

	SPECIALTY FINANCE - 5.2%
11,271	Discover Financial Services	866,965
7,761	Fiserv, Inc. *	1,017,700
		1,884,665
	TELECOM - 2.1%
14,155	Verizon Communications, Inc.	749,224

	UTILITIES - 2.1%
10,339	American Electric Power Co., Inc.	760,640

	WASTE & ENVIRONMENTAL SERVICES & EQUIPMENT - 2.3%
12,139	Republic Services, Inc.	820,718

	TOTAL COMMON STOCKS (Cost $24,571,713)	35,314,468

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
Shares					Value
	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND - 1.9%
686,821	JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.93% **				$ 686,821
	(Cost $686,821)

	TOTAL INVESTMENTS - 100.1% (Cost $25,258,534) (a)				$ 36,001,289
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%				(33,529)
	NET ASSETS - 100.0%				$ 35,967,760

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,328,506 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:				$ 10,824,324
	Unrealized Depreciation:				(151,541)
	Net Unrealized Appreciation:				$ 10,672,783
*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
REITS - Real Estate Investment Trusts
N.V. - Naamloze Vennootschap

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).   The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Patriot Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$35,314,468	$-	$-	$35,314,468
Short-Term Investment	686,821	-	-	686,821
Total	$36,001,289	$-	$-	$36,001,289

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017
Shares			Value
		COMMON STOCKS - 39.2%
		AEROSPACE & DEFENSE - 1.4%
407		Arconic, Inc.	$11,091
492		Harris Corp.	69,692
206		Lockheed Martin Corp.	66,136
507		Raytheon Co.	95,240
			242,159
		APPAREL & TEXTILE PRODUCTS - 0.3%
2,641		Hanesbrands, Inc.	55,223
513		PVH Corp.	70,389
			125,612
		AUTOMOTIVE - 1.0%
4,853		Ford Motor Co.	60,614
648		Lear Corp.	114,476
			175,090
		BANKS - 2.5%
1,448		BB&T Corp.	71,994
2,247		International Bancshares Corp.	89,206
1,382		Prosperity Bancshares, Inc.	96,837
7,390		Regions Financial Corp.	127,699
954		SunTrust Banks, Inc.	61,619
			447,355
		BIOTECH & PHARMACEUTICALS - 2.5%
1,302		AbbVie, Inc.	125,916
279		Amgen, Inc.	48,518
740		Johnson & Johnson	103,393
1,466		Merck & Co, Inc.	82,492
1,725		Prestige Brands Holdings, Inc. *	76,607
			436,926
		CHEMICALS - 1.7%
108		Avery Dennison Corp.	12,405
1,831		Celanese Corp.	196,064
1,183		Sensient Technologies Corp.	86,536
			295,005
		COMMERCIAL SERVICES - 0.6%
1,439		Deluxe Corp.	110,573

		CONSUMER PRODUCTS - 1.1%
530		Diageo PLC - ADR	77,396
505		Kraft Foods Group, Inc.	39,269
602		Sanderson Farms, Inc.	83,545
			200,210
		CONTAINERS & PACKAGING - 0.2%
213		Packaging Corp of America	25,677

		DESIGN, MANUFACTURING & DISTRIBUTION - 0.7%
865		SYNNEX Corp.	117,597

		DISTRIBUTORS - CONSUMER STAPLES - 0.4%
1,027		Sysco Corp.	62,370

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
Shares			Value
		DISTRIBUTORS - DISCRETIONARY - 0.4%
1,788		LKQ Corp. *	$72,718

		ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
885		Belden, Inc.	68,295
1,488		Generac Holdings, Inc. *	73,686
940		Ingersoll-Rand PLC	83,839
			225,820
		GAMING, LODGING & RESTAURANTS - 0.5%
1,362		Carnival Corp.	90,396

		HARDWARE - 1.5%
613		Apple, Inc.	103,738
2,363		Cisco Systems, Inc.	90,503
1,226		Mercury Systems, Inc. *	62,955
			257,196
		HEALTH CARE FACILITIES & SERVICES - 1.1%
1,116		PRA Health Sciences, Inc. *	101,634
375		UnitedHealth Group, Inc.	82,673
			184,307
		HOME & OFFICE PRODUCTS - 0.2%
1,135		Newell Brands, Inc.	35,071

		INSTITUTIONAL FINANCIAL SERVICES - 0.2%
875		Lazard Ltd.	45,937

		INSURANCE - 2.3%
1,115		Aflac, Inc.	97,875
1,188		American Financial Group, Inc.	128,946
570		Chubb Ltd.	83,294
1,161		Cincinnati Financial Corp.	87,040
			397,155
		IRON & STEEL - 0.1%
383		BHP Billiton Ltd. - ADR	17,614

		MACHINERY - 2.1%
591		Caterpillar, Inc.	93,130
164		Deere & Co.	25,668
1,850		Kennametal, Inc.	89,559
1,164		MSA Safety, Inc.	90,233
819		Regal Beloit Corp.	62,735
			361,325
		MEDIA - 0.9%
1,019		AMC Networks, Inc. *	55,107
783		Omnicom Group, Inc.	57,026
2,835		TEGNA, Inc.	39,917
			152,050
		MEDICAL EQUIPMENT & DEVICES - 0.8%
1,548		Catalent, Inc. *	63,592
1,863		Hologic, Inc. *	79,643
			143,235
		METALS & MINING - 0.0%
167		Newmont Mining Corp.	6,266
		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		December 31, 2017
Shares			Value
		OIL & GAS & COAL - 4.8%
230		Anadarko Petroleum Corp.	$12,337
306		Apache Corp.	12,919
580		BP PLC - ADR	24,377
545		Cabot Oil & Gas Corp.	15,587
603		Chevron Corp.	75,490
118		Cimarex Energy Co.	14,397
110		CNOOC Ltd. - ADR	15,792
156		Concho Resources, Inc. *	23,434
335		ConocoPhillips	18,388
113		Core Laboratories NV	12,379
364		DCP Midstream LP	13,224
233		Devon Energy Corp.	9,646
148		Diamondback Energy, Inc. *	18,685
1,005		Enbridge Energy Partners LP	13,879
564		Enterprise Products Partners LP	14,952
310		Exxon Mobil Corp.	25,928
68		Goodrich Petroleum Corp. *	742
432		Halliburton Co.	21,112
329		Holly Energy Partners LP	10,689
472		Imperial Oil Ltd.	14,722
900		Magellan Midstream Partners LP	63,846
267		Marathon Petroleum Corp.	17,617
364		Newfield Exploration Co. *	11,477
299		Occidental Petroleum Corp.	22,024
632		Oil States International, Inc. *	17,886
202		ONEOK Partners LP	10,797
84		Pioneer Natural Resources Co.	14,519
588		Plains All American Pipeline LP	12,136
245		Royal Dutch Shell PLC - ADR	16,344
2,660		RPC, Inc.	67,910
1,475		RSP Permian, Inc. *	60,003
1,019		Superior Energy Services, Inc.	9,813
1,434		TechnipFMC PLC *	44,899
287		TransCanada Corp.	13,960
943		Valero Energy Corp.	86,671
			838,581
		PASSENGER TRANSPORTATION - 0.4%
1,010		Alaska Air Group, Inc.	74,245

		REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
1,159		Agree Realty Corp.	59,619
6,407		Duke Realty Corp.	174,334
2,650		First Industrial Realty Trust, Inc.	83,396
1,920		Hospitality Properties Trust	57,312
597		Weyerhaeuser Co.	21,050
			395,711
		RETAIL - CONSUMER STAPLES - 0.5%
859		Wal-Mart Stores, Inc.	84,826

		RETAIL - DISCRETIONARY - 0.3%
1,880		Macy's, Inc.	47,357
		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		December 31, 2017
Shares			Value
		SEMICONDUCTORS - 0.6%
2,126		Intel Corp.	$98,136

		SOFTWARE - 3.0%
1,817		CA, Inc.	60,470
1,112		CDK Global, Inc.	79,263
1,086		j2 Global, Inc.	81,483
1,668		Microsoft Corp.	142,681
1,747		Open Text Corp.	62,315
1,093		Synopsys, Inc. *	93,167
			519,379
		SPECIALTY FINANCE - 0.9%
346		Alliance Data Systems Corp.	87,704
5,066		Navient Corp.	67,479
			155,183
		TECHNOLOGY SERVICES - 1.4%
595		Automatic Data Processing, Inc.	69,728
881		MSCI, Inc.	111,482
896		Paychex, Inc.	61,000
			242,210
		TELECOM - 0.4%
1,270		Verizon Communications, Inc.	67,221

		UTILITIES - 0.9%
953		American Electric Power Co., Inc.	70,112
1,015		Pinnacle West Capital Corp.	86,458
			156,570

		TOTAL COMMON STOCKS (Cost $4,811,559)	6,907,083

Principal ($)
		CONVERTIBLE BONDS - 8.9%
		EXPLORATION & PRODUCTION - 0.0%
203,000		Goodrich Petroleum Escrow., 0.000% due 10/1/2029 ## +	-

		FINANCIAL SERVICES - 2.3%
147,000		Jefferies Group, Inc., 3.875% due 11/1/2029	147,368
250,000		Prospect Capital Corp., 5.875% due 1/15/2019	256,875
			404,243
		HEALTH CARE FACILITIES & SERVICES - 0.7%
119,000		Brookdale Senior Living, Inc., 2.750% due 6/15/2018	119,074

		INDUSTRIAL OTHER - 0.6%
103,000		Titan Machinery, Inc., 3.750% due 5/1/2019	102,549

		REFINING & MARKETING - 1.0%
130,000		Alon USA Energy, Inc., 3.000% due 9/15/2018	173,306

		SEMICONDUCTORS - 1.0%
150,000		Rambus, Inc., 1.125% due 8/15/2018	182,062

		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		December 31, 2017
Principal ($)			Value
		SOFTWARE & SERVICES - 2.2%
99,000		Cornerstone OnDemand, Inc., 1.500% due 7/1/2018	$98,691
100,000		Nuance Communications, Inc., 2.750% due 11/1/2031	98,500
200,000		Web.com Group, Inc., 1.500% due 8/15/2018	198,500
			395,691
		TRANSPORTATION & LOGISTICS - 1.1%
98,000		Navistar International Corp., 4.500% due 10/15/2018	101,491
108,000		Scorpio Tankers, Inc., 2.375% due 7/1/2019 144A	97,605
			199,096

		TOTAL CONVERTIBLE BONDS (Cost $1,385,507)	1,576,021
Shares
		EXCHANGE TRADED FUNDS - 3.9%
		CORPORATE - 1.6%
1,044		First Trust Senior Loan ETF	50,206
2,711		Highland/iBoxx Senior Loan ETF	49,313
4,100		SPDR Bloomberg Barclays High Yield Bond ETF	112,996
850		Vanguard Intermediate-Term Corporate Bond ETF	74,282
			286,797
		INDEX RELATED - 2.0%
6,750		SPDR Bloomberg Barclays Convertible Securities ETF	341,550

		MATERIALS - 0.2%
318		iShares Global Timber & Forestry ETF	22,619
632		VanEck Vectors Gold Miners ETF	14,688
			37,307
		PRECIOUS METALS - 0.1%
181		SPDR Gold Shares *	22,381

		TOTAL EXCHANGE TRADED FUNDS (Cost $635,584)	688,035

		MUTUAL FUNDS - 31.3%
		CLOSED-END FUND - 1.5%
16,610		Highland Floating Rate Opportunities Fund - Class Z	257,455
1,788		Sprott Physical Silver Trust - Trust Unit *	11,336
			268,791
		OPEN-END FUNDS - 29.8%
283,560		Patriot Fund - Class A #	5,036,021
17,505		Ascendant Deep Value Bond Fund - Class I #	212,341
			5,248,362

		TOTAL MUTUAL FUNDS (Cost $4,708,720)	5,517,153

Principal ($)			Value
		NON-CONVERTIBLE BONDS - 12.5%
		AUTOMOBILES MANUFACTURING 0.5%
86,000		Ford Motor Co., 6.500% due 08/1/2018	88,281

		CHEMICALS - 0.7%
110,000		The Valspar Corp., 7.250% due 6/15/2019	117,640

		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		December 31, 2017

Principal ($)			Value
		CONSUMER FINANCE - 1.2%
210,000		American Express Credit 2.200% due 3/3/2020	$209,431

		ELECTRICAL EQUIPMENT MANUFACTURING - 1.3%
210,000		General Electric Co., 4.625% due 1/7/2021	222,873

		ENTERTAINMENT CONTENT - 0.7%
115,000		Viacom, Inc., 5.625% due 9/15/2019	120,379

		FINANCIAL SERVICES - 0.3%
51,000		Goldman Sachs Group, Inc., 5.250% due 7/27/2021	55,301

		FOOD & BEVERAGE - 1.5%
225,000		Kellogg Co., 3.250% due 5/21/2018	226,007
34,000		PepsiCo., Inc., 5.000% due 6/1/2018	34,445
			260,452
		MASS MERCHANTS - 0.2%
35,000		Wal-Mart Stores, Inc., 4.125% due 2/1/2019	35,786

		MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 1.2%
210,000		Abbott Laboratories 2.350% due 11/22/2019	210,325

		PHARMACEUTICALS - 0.6%
34,000		Merck Sharp & Dohme Corp., 5.000% due 6/30/2019	35,466
74,000		Pfizer, Inc., 4.650% due 3/1/2018	74,367
			109,833
		PIPELINES - 0.8%
70,000		Kinder Morgan, Inc., 6.500% due 9/15/2020	76,589
70,000		Kinder Morgan Energy Partners LP, 5.300% due 9/15/2020	74,655
			151,244
		RETAIL - CONSUMER DISCRETIONARY - 0.5%
92,000		eBay Inc., 2.200% due 8/1/2019	91,805

		SOFTWARE & SERVICES - 2.0%
210,000		Equifax, Inc., 2.300% due 1/15/2018	205,148
150,000		Xerox Corp., 3.500% due 8/20/2020	151,686
			356,834
		WIRELESS TELECOMMUNICATIONS SERVICES - 1.1%
200,000		AT&T, Inc., 2.450% due 6/30/2020	199,901

		TOTAL NON-CONVERTIBLE BONDS (Cost $2,227,244)	2,230,085

		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		December 31, 2017
Principal ($)			Value
		U.S. GOVERNMENT TREASURY OBLIGATIONS - 2.1%
51,807	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	$51,813
49,049	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/2020	50,346
268,160	(b)	United States Treasury Inflation Indexed Bonds, 0.125% due 7/15/2022	267,865
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $373,699)	370,024
Shares
		WARRANT - 0.0%
584		Goodrich Petroleum Corporation (Cost $97,024) * ## +	-

		SHORT-TERM INVESTMENT- 2.0%
		MONEY MARKET FUND - 2.0%
344,959		JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.87% **	344,959
		(Cost $344,959)

		TOTAL INVESTMENTS - 100.0% (Cost $14,584,296) (a)	$17,633,360
		OTHER ASSETS LESS LIABILITIES - 0.0%	1,793
		NET ASSETS - 100.0%	$17,635,153

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,811,072 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$3,352,161
		Unrealized Depreciation:	(529,873)
		Net Unrealized Appreciation:	$2,822,288
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
+ Security is worth less that one US dollar.
# Affiliated Fund

## Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $0 or 0.00% of net assets.

LP - Limited Partnership
N.V. - Naamloze Vennootschap
PLC - Public Limited Company
REITS - Real Estate Investment Trusts
(b) Principal Amount of security is adjusted for inflation factor.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).   The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$6,907,083	$-	$-	$6,907,083
Convertible Bonds	-	1,576,021	**	1,576,021
Exchange Traded Funds	688,035	-	-	688,035
Mutual Funds	5,517,153	-	-	5,517,153
Non-Convertible Bonds	-	2,230,085	-	2,230,085
U.S. Government Treasury Obligations		370,024	-	370,024
Warrant	-	-	**	-
Short-Term Investment	344,959	-	-	344,959
Total	$13,457,230	$4,176,130	$-	$17,633,360

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.
The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized within Level 3 of the fair value hierarchy as of December 31, 2017:

Patriot Balanced Fund

	Convertible Bonds	Warrant
Beginning Balance	$-	$-
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Cost of Purchases	-	-
Proceeds from Sales	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$-	$-

** There is a convertible bond and a warrant, both valued at $0 at December 31, 2017.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf , Principal Executive Officer/President

Date 2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf , Principal Executive Officer/President

Date 2/28/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 2/28/2018